Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Mar. 31, 2020		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020		Mar. 31, 2019		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,071		$ 1,124	$ 1,058	$ 1,090		$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 2,327		$ 2,293		$ 4,475		$ 4,005		$ 3,576
Costs and expenses:
Cost of revenue	(535)		(639)	(577)	(559)		(626)	(583)	(531)	(488)	(569)	(1,200)		(1,185)		(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses	(538)	[1]	(408)	(372)	(354)	[1]	(376)	(398)	(343)	(337)	(333)	(917)	[1]	(730)	[1]	(1,510)	[2]	(1,411)	[2]	(1,222)	[2]
Amortization of intangible assets	(47)		(48)	(51)	(55)		(54)	(42)	(56)	(55)	(53)	(94)		(109)		(208)		(206)		(201)
Total costs and expenses	(1,120)		(1,095)	(1,000)	(968)		(1,056)	(1,023)	(930)	(880)	(955)	(2,211)		(2,024)		(4,119)		(3,788)		(3,354)
Operating (loss) income	(49)		29	58	122		147	16	28	83	90	116		269		356		217		222
Loss on extinguishment of debt	0		0	(4)	0		(3)	0	(7)	(23)	(1)	0		(3)		(7)		(31)		(35)
Interest (expense) income, net	(33)		(34)	(36)	(36)		(36)	(33)	(33)	(36)	(36)	(66)		(72)		(142)		(138)		(149)
Equity gains from consolidated subsidiaries	0				0							0		0		0		0		1
Other (expense) income, net	(4)				29							(9)		57		60		394		(41)
(Loss) income before income taxes	(86)		14	2	115		136	(15)	382	18	57	41		251		267		442		(2)
Income tax (expense) benefit	12		77	12	(48)		(50)	2	(61)	(19)	(52)	7		(98)		(9)		(130)		151
Net (loss) income	(74)		91	14	67		86	(13)	321	(1)	5	48		153		258		312		149
Less: Income attributable to noncontrolling interest	0		(1)	(1)	0		0	(1)	(1)	(2)	(1)	(2)		0		(2)		(5)		(6)
Net (loss) income attributable to Warner Music Group Corp.	(74)		$ 90	$ 13	67		$ 86	$ (14)	$ 320	$ (3)	$ 4	46		153		256		307		143
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	484				461							1,058		942		2,041		2,284		1,978
Costs and expenses:
Cost of revenue	(248)				(214)							(555)		(437)		(1,109)		(1,090)		(922)
Selling, general and administrative expenses	(360)				(186)							(537)		(375)		(765)		(1,040)		(900)
Amortization of intangible assets	(21)				(25)							(43)		(50)		(97)		(96)		(100)
Total costs and expenses	(629)				(425)							(1,135)		(862)		(1,971)		(2,226)		(1,922)
Operating (loss) income	(145)				36							(77)		80		70		58		56
Loss on extinguishment of debt					0									0		0		0		0
Interest (expense) income, net	1				1							1		2		(50)		4		2
Equity gains from consolidated subsidiaries	62				34							148		143		185		122		87
Other (expense) income, net	3				51							4		70		56		7		(17)
(Loss) income before income taxes	(79)				122							76		295		261		191		128
Income tax (expense) benefit	20				(49)							19		(94)		12		(130)		154
Net (loss) income	(59)				73							95		201		273		61		282
Less: Income attributable to noncontrolling interest	0				0							0		0		0		(1)		(1)
Net (loss) income attributable to Warner Music Group Corp.	(59)				73							95		201		273		60		281
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	662				672							1,466		1,526		2,804		2,245		2,008
Costs and expenses:
Cost of revenue	(369)				(391)							(816)		(896)		(1,603)		(1,442)		(1,275)
Selling, general and administrative expenses	(171)				(166)							(406)		(383)		(804)		(534)		(464)
Amortization of intangible assets	(26)				(30)							(51)		(59)		(111)		(110)		(101)
Total costs and expenses	(566)				(587)							(1,273)		(1,338)		(2,518)		(2,086)		(1,840)
Operating (loss) income	96				85							193		188		286		159		168
Loss on extinguishment of debt					0									0		0		0		0
Interest (expense) income, net	(3)				(6)							(5)		(12)		(21)		(26)		(56)
Equity gains from consolidated subsidiaries	0				0							0		0		0		0		0
Other (expense) income, net	2				(38)							(6)		(27)		(28)		10		(23)
(Loss) income before income taxes	95				41							182		149		237		143		89
Income tax (expense) benefit	(19)				(26)							(42)		(50)		(51)		(39)		(30)
Net (loss) income	76				15							140		99		186		104		59
Less: Income attributable to noncontrolling interest	0				0							(2)		0		(2)		(4)		(5)
Net (loss) income attributable to Warner Music Group Corp.	76				15							138		99		184		100		54
Reportable Legal Entities | Warner Music Group Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	0				0							0		0		0		0		0
Costs and expenses:
Cost of revenue	0				0							0		0		0		0		0
Selling, general and administrative expenses	0				0							0		0		0		0		0
Amortization of intangible assets	0				0							0		0		0		0		0
Total costs and expenses	0				0							0		0		0		0		0
Operating (loss) income	0				0							0		0		0		0		0
Loss on extinguishment of debt					0									0		0		0		0
Interest (expense) income, net	0				0							0		0		0		0		0
Equity gains from consolidated subsidiaries	(75)				67							45		153		256		307		143
Other (expense) income, net	0				0							0		0		0		0		0
(Loss) income before income taxes	(75)				67							45		153		256		307		143
Income tax (expense) benefit	0				0							0		0		0		0		0
Net (loss) income	(75)				67							45		153		256		307		143
Less: Income attributable to noncontrolling interest	0				0							0		0		0		0		0
Net (loss) income attributable to Warner Music Group Corp.	(75)				67							45		153		256		307		143
Reportable Legal Entities | Acquisition Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	0											0		0		0		0		0
Costs and expenses:
Cost of revenue	0											0		0		0		0		0
Selling, general and administrative expenses	0											0		0		0		0		(1)
Amortization of intangible assets	0				0							0		0		0		0		0
Total costs and expenses	0				0							0		0		0		0		(1)
Operating (loss) income	0				0							0		0		0		0		(1)
Loss on extinguishment of debt					0									(3)		(7)		(31)		(35)
Interest (expense) income, net	(31)				(31)							(62)		(62)		(71)		(116)		(95)
Equity gains from consolidated subsidiaries	(46)				130							108		302		311		207		124
Other (expense) income, net	(9)				16							(7)		14		32		377		(1)
(Loss) income before income taxes	(86)				115							39		251		265		437		(8)
Income tax (expense) benefit	12				(48)							7		(98)		(9)		(130)		151
Net (loss) income	(74)				67							46		153		256		307		143
Less: Income attributable to noncontrolling interest	0				0							0		0		0		0		0
Net (loss) income attributable to Warner Music Group Corp.	(74)				67							46		153		256		307		143
Reportable Legal Entities | WMG Acquisition Corp. Consolidated
Condensed Income Statements, Captions [Line Items]
Revenues	1,071				1,090							2,327		2,293		4,475		4,005		3,576
Costs and expenses:
Cost of revenue	(535)				(559)							(1,200)		(1,185)		(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses	(538)				(354)							(917)		(730)		(1,510)		(1,411)		(1,222)
Amortization of intangible assets	(47)				(55)							(94)		(109)		(208)		(206)		(201)
Total costs and expenses	(1,120)				(968)							(2,211)		(2,024)		(4,119)		(3,788)		(3,354)
Operating (loss) income	(49)				122							116		269		356		217		222
Loss on extinguishment of debt					0									(3)		(7)		(31)		(35)
Interest (expense) income, net	(33)				(36)							(66)		(72)		(142)		(138)		(149)
Equity gains from consolidated subsidiaries	0				0							0		0		0		0		1
Other (expense) income, net	(4)				29							(9)		57		60		394		(41)
(Loss) income before income taxes	(86)				115							41		251		267		442		(2)
Income tax (expense) benefit	12				(48)							7		(98)		(9)		(130)		151
Net (loss) income	(74)				67							48		153		258		312		149
Less: Income attributable to noncontrolling interest	0				0							(2)		0		(2)		(5)		(6)
Net (loss) income attributable to Warner Music Group Corp.	(74)				67							46		153		256		307		143
Reportable Legal Entities | WMG Holdings Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	0				0							0		0		0		0		0
Costs and expenses:
Cost of revenue	0				0							0		0		0		0		0
Selling, general and administrative expenses	0				0							0		0		0		0		0
Amortization of intangible assets	0				0							0		0		0		0		0
Total costs and expenses	0				0							0		0		0		0		0
Operating (loss) income	0				0							0		0		0		0		0
Loss on extinguishment of debt					0									0		0		0		0
Interest (expense) income, net	0				0							0		0		0		0		0
Equity gains from consolidated subsidiaries	(75)				67							45		153		256		307		143
Other (expense) income, net	0				0							0		0		0		0		0
(Loss) income before income taxes	(75)				67							45		153		256		307		143
Income tax (expense) benefit	0				0							0		0		0		0		0
Net (loss) income	(75)				67							45		153		256		307		143
Less: Income attributable to noncontrolling interest	0				0							0		0		0		0		0
Net (loss) income attributable to Warner Music Group Corp.	(75)				67							45		153		256		307		143
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	0				0							0		0		0		0		0
Costs and expenses:
Cost of revenue	0				0							0		0		0		0		0
Selling, general and administrative expenses	0				0							0		0		0		0		0
Amortization of intangible assets	0				0							0		0		0		0		0
Total costs and expenses	0				0							0		0		0		0		0
Operating (loss) income	0				0							0		0		0		0		0
Loss on extinguishment of debt					0									0		0		0		0
Interest (expense) income, net	0				0							0		0		0		0		0
Equity gains from consolidated subsidiaries	150				(134)							(90)		(306)		(512)		(614)		(286)
Other (expense) income, net	0				0							0		0		0		0		0
(Loss) income before income taxes	150				(134)							(90)		(306)		(512)		(614)		(286)
Income tax (expense) benefit	0				0							0		0		0		0		0
Net (loss) income	150				(134)							(90)		(306)		(512)		(614)		(286)
Less: Income attributable to noncontrolling interest	0				0							0		0		0		0		0
Net (loss) income attributable to Warner Music Group Corp.	150				(134)							(90)		(306)		(512)		(614)		(286)
Eliminations | Acquisition Corp.
Condensed Income Statements, Captions [Line Items]
Revenues	(75)				(43)							(197)		(175)		(370)		(524)		(410)
Costs and expenses:
Cost of revenue	82				46							171		148		311		361		266
Selling, general and administrative expenses	(7)				(2)							26		28		59		163		143
Amortization of intangible assets	0				0							0		0		0		0		0
Total costs and expenses	75				44							197		176		370		524		409
Operating (loss) income	0				1							0		1		0		0		(1)
Loss on extinguishment of debt					0									0		0		0		0
Interest (expense) income, net	0				0							0		0		0		0		0
Equity gains from consolidated subsidiaries	(16)				(164)							(256)		(445)		(496)		(329)		(210)
Other (expense) income, net	0				0							0		0		0		0		0
(Loss) income before income taxes	(16)				(163)							(256)		(444)		(496)		(329)		(211)
Income tax (expense) benefit	(1)				75							23		144		39		169		(124)
Net (loss) income	(17)				(88)							(233)		(300)		(457)		(160)		(335)
Less: Income attributable to noncontrolling interest	0				0							0		0		0		0		0
Net (loss) income attributable to Warner Music Group Corp.	$ (17)				$ (88)							$ (233)		$ (300)		$ (457)		$ (160)		$ (335)

[1]	Includes depreciation expense: $ (14) $ (14) $ (38) $ (28)
[2]	Includes depreciation expense of: $ (61) $ (55) $ (50)